Finance income and costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance costs
Interest expense on bank borrowings	¥ (4,105)	¥ (579)	¥ (7,844)
Interest expense on other borrowings	(4,511)	(12,375)	(6,542)
Interest expense on lease liabilities	(5,858)	(8,681)	(12,844)
Finance costs	(14,474)	(21,635)	(27,230)
Finance income
Interest income on short-term bank deposits	78	155	113
Finance costs - net	¥ (14,396)	¥ (21,480)	¥ (27,117)